Consolidated Statements of Earnings (Loss) Statement - CAD shares in Millions, CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Profit or loss [abstract]
Revenues (Note 33)	CAD 2,307	CAD 2,397	CAD 2,267
Fuel and purchased power (Note 5)	1,016	963	1,008
Gross margin	1,291	1,434	1,259
Operations, maintenance, and administration (Note 5)	517	489	492
Depreciation and amortization	635	601	545
Asset impairment charges (reversals) (Note 6)	20	28	(2)
Restructuring provision (Note 4)	0	1	22
Taxes, other than income taxes	30	31	29
Net other operating (income) losses (Note 8)	(49)	(194)	25
Operating income	138	478	148
Finance lease income (Note 7)	54	66	58
Net interest expense (Note 9)	(247)	(229)	(251)
Foreign exchange gain (loss)	(1)	(5)	4
Gain on sale of assets and other (Note 4)	2	4	262
Earnings (loss) before income taxes	(54)	314	221
Income tax expense (Note 10)	64	38	105
Net earnings (loss)	(118)	276	116
Net earnings (loss) attributable to:
TransAlta shareholders	(160)	169	22
Non-controlling interests (Note 11)	42	107	94
Preferred share dividends (Note 24)	30	52	46
Net earnings (loss) attributable to common shareholders	CAD (190)	CAD 117	CAD (24)
Weighted average number of common shares outstanding in the year (millions)	288	288	280
Net earnings (loss) per share attributable to common shareholders, basic and diluted (Note 23)	CAD (0.66)	CAD 0.41	CAD (0.09)